Fair Value Measurements and Hedging - Schedule of Derivative Instrument (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
ING [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Mar-20
Inception	Mar-20
Expiry	Mar-26
Fixed Rate	0.70%
ING [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 29,960
ING [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 24,075
ING 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Mar-20
Inception	Apr-20
Expiry	Oct-25
Fixed Rate	0.70%
ING 2 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 39,375
ING 2 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 30,000
ING 3 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Mar-20
Inception	Apr-20
Expiry	Apr-23
Fixed Rate	0.675%
ING 3 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 16,157
ING 3 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 13,050
SEB [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Mar-20
Inception	Apr-20
Expiry	Jan-25
Fixed Rate	0.727%
SEB [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 58,885
SEB [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 46,879
Citi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Jul-20
Expiry	Oct-23
Fixed Rate	0.33%
Citi [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 104,450
Citi [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 71,600
Citi 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Aug-20
Expiry	May-24
Fixed Rate	0.351%
Citi 2 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 56,075
Citi 2 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 44,396
Citi 3 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Jun-20
Expiry	Dec-23
Fixed Rate	0.338%
Citi 3 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 94,538
Citi 3 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 61,237
Citi 4 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Jun-20
Expiry	Aug-23
Fixed Rate	0.328%
Citi 4 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 56,915
Citi 4 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 35,515
Citi 5 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Jul-20
Expiry	Jul-23
Fixed Rate	0.325%
Citi 5 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 99,816
Citi 5 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 79,853
Citi 6 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Aug-20
Expiry	May-24
Fixed Rate	0.352%
Citi 6 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 31,350
Citi 6 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 24,780
Citi 7 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-20
Inception	Sep-20
Expiry	Mar-24
Fixed Rate	0.343%
Citi 7 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 33,390
Citi 7 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 27,825
ING July 20 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jul-20
Inception	Jul-20
Expiry	Jul-26
Fixed Rate	0.37%
ING July 20 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 70,000
ING July 20 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 43,750
SEB 3 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Feb-21
Inception	Apr-21
Expiry	Jan-26
Fixed Rate	0.4525%
SEB 3 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 37,050
SEB 3 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 25,350
ABN [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Feb-21
Inception	Mar-21
Expiry	Dec-23
Fixed Rate	0.312%
ABN [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 84,548
ABN [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 61,237
NBG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading date	Jun-21
Inception	Jun-21
Expiry	Jun-23
Fixed Rate	0.65%
NBG [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 125,000
NBG [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notional amount	$ 102,500